CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Trade Receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
At January 1,	€ 28,312	€ 27,171
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	2,094	5,743
Utilizations	(1,835)	(2,860)
Releases	(2,741)	(1,595)
Other changes	154	(147)
At December 31,	€ 25,984	€ 28,312